Significant Accounting Policies (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 12, 2021	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Cash		$ 3,975		$ 374,304	$ 803,809
Cash equivalents				374,304	0
Federal depository insurance coverage		$ 250,000		$ 250,000
Number of warrants issued		14,450,833		14,450,833
Unrecognized tax benefits		$ 0		$ 0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0	$ 0
Income tax provision (in percentage)		71.61%	0.00%	8.90%
Statutory tax rate		21.00%		21.00%	21.00%
Anti-dilutive securities attributable to warrants (in shares)		14,450,833		14,450,833
Initial Public Offering
Significant Accounting Policies
Number of units sold	33,350,000			33,350,000